Dan Ives Wedbush AI Revolution ETF
Schedule of Investments
July 31, 2025 (Unaudited)
1
Shares Value
Investments in Securities — 99.7%
Communication Services — 11.6%
Alphabet, Inc., Class A ............................................................................. 103,681 $ 19,896,384
Baidu, Inc .,ADR* .................................................................................. 100,446 8,826,190
Meta Platforms, Inc., Class A ....................................................................... 27,752 21,464,507
Total Communication Services 50,187,081
Consumer Discretionary — 12.2%
Alibaba Group Holding, Ltd.,ADR ................................................................... 133,807 16,141,138
Amazon.com, Inc.* ................................................................................ 89,139 20,868,331
Tesla, Inc.* ........................................................................................ 51,410 15,848,161
Total Consumer Discretionary 52,857,630
Industrials — 1.4%
Innodata, Inc.* .................................................................................... 108,450 5,953,905
Information Technology — 72.6%
Adobe, Inc.* ....................................................................................... 33,010 11,807,347
Advanced Micro Devices, Inc.* ..................................................................... 123,860 21,837,757
Apple, Inc. ........................................................................................ 92,848 19,272,459
Broadcom, Inc. .................................................................................... 73,804 21,676,235
C3.ai, Inc., Class A* ............................................................................... 188,248 4,435,123
CyberArk Software, Ltd.* ........................................................................... 20,598 8,475,459
Elastic NV* ........................................................................................ 76,208 6,378,610
International Business Machines Corp. ............................................................. 56,992 14,427,525
Micron Technology, Inc. ............................................................................ 127,440 13,908,801
Microsoft Corp. .................................................................................... 40,705 21,716,117
MongoDB, Inc.* ................................................................................... 39,119 9,306,019
NVIDIA Corp. ..................................................................................... 138,251 24,590,705
Oracle Corp. ...................................................................................... 92,216 23,401,654
Palantir Technologies, Inc., Class A* ................................................................ 116,759 18,488,788
Palo Alto Networks, Inc.* ........................................................................... 65,436 11,359,690
Pegasystems , Inc. ................................................................................. 109,958 6,455,634
Salesforce, Inc. .................................................................................... 56,108 14,494,380
ServiceNow , Inc.* ................................................................................. 13,968 13,173,500
Snowflake, Inc., Class A* .......................................................................... 52,088 11,641,668
SoundHound AI, Inc., Class A* ..................................................................... 512,566 5,294,807
Taiwan Semiconductor Manufacturing Co., Ltd.,ADR ................................................ 92,154 22,266,249
Zscaler , Inc.* ...................................................................................... 30,841 8,806,956
Total Information Technology 313,215,483
Utilities — 1.9%
Oklo , Inc.* ........................................................................................ 108,310 8,295,463
Total Investments in Securities
(Cost $406,288,325)
430,509,562

Dan Ives Wedbush AI Revolution ETF
Schedule of Investments
(Continued)
July 31, 2025 (Unaudited)
2
Shares Value
Investments in Securities (continued)
Short-Term Investments — 0.3%
Money Market Funds — 0.3%
Dreyfus Treasury Obligations Cash Management Fund, 4.19%
(a)
(Cost $1,145,327) ................................................................................. 1,145,327 $ 1,145,327
Total Investments — 100.0%
(Cost $407,433,652) 431,654,889
Other Assets and Liabilities,
Net — 0.0%† (199,416)
Net Assets — 100% $ 431,455,473
_______________
* Non Income Producing.
† Less than 0.05%.
(a) Rate shown reflects the 1-day yield as of July 31, 2025.
ADR : American Depositary Receipt
Summary of Investment Type
Asset Class % of Net Assets
Common Stocks ................................................................................. 99.7%
Short-Term Investments ........................................................................... 0.3%
Total Investments ................................................................................ 100.0%
Liabilities in Excess of Other Assets .................................................................. (0.0)%†
Net Assets ..................................................................................... 100.0%
† Less than 0.05%